Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 — PROPERTY AND EQUIPMENT, NET

As of March 31, 2023 and December 31, 2022, property and equipment, net consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Leasehold improvements	$1,544	$1,544
Vehicles and trailers	129	129
Computers and software	1,739	1,673
Furniture and fixtures	794	794
Machinery and equipment	2,349	2,211
Construction in progress	26,109	17,747
Property and equipment, gross	32,664	24,098
Less: accumulated depreciation and amortization	(3,219)	(2,922)
Property and equipment, net	$29,445	$21,176

Total depreciation related to property and equipment for the three months ended March 31, 2023 and 2022 was $296 thousand and $248 thousand, respectively.

As of March 31, 2023 and December 31, 2022, the Company pledged property and equipment with net book value of approximately $28.6 million and $20.3 million, respectively, as security for its Credit Mobilization Facility with Live Oak Bank.

As of March 31, 2023, construction in progress includes $17.4 million of construction costs for a lunar operations center as further described in Note 6 — Leases as well as $7.9 million of costs associated with the fabrication of a commercial communications satellite. The Company capitalized interest in connection with construction in progress of $173 thousand and $31 thousand for the three months ended March 31, 2023 and 2022, respectively.

NOTE 4 — PROPERTY AND EQUIPMENT, NET

As of December 31, 2022, and 2021, property and equipment, net consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Leasehold improvements	$1,544	$1,527
Vehicles and trailers	129	129
Computers and software	1,673	1,306
Furniture and fixtures	794	766
Machinery and equipment	2,211	1,962
Construction in progress	17,747	2,282
Property and equipment, gross	24,098	7,972
Less: accumulated depreciation and amortization	(2,922)	(2,123)
Property and equipment, net	$21,176	$5,849

Total depreciation related to property and equipment for the years ended December 31, 2022 and 2021 was $1.1 and $0.8 million, respectively.

As of December 31, 2022 and 2021, the Company pledged property and equipment with net book value of approximately $20.3 million and $4.7 million, respectively, as security for its comprehensive credit facilities with Live Oak Bank.

As of December 31, 2022, Construction in progress includes $10.3 million of construction costs for a lunar operations center as further described in Note 5 — Leases as well as $7.3 million of costs associated with the fabrication of a commercial communications satellite. The Company capitalized interest in connection with construction in progress of $247 thousand and $33 for the years ended December 31, 2022 and 2021, respectively.